PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 17, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)
Proceeds from initial public offering | ¥			¥ 726,300
Number of ordinary shares represented by one ADS	2.3
ADS
Number of share issued	8,175,750
Proceeds from initial public offering | $	$ 114.5
Share price | $ / shares	$ 14.00
IPO | ADS
Number of share issued		7,407,400
Number of share issued, price per share | $ / shares		$ 14.00
Proceeds from initial public offering | $		$ 103.7
Over-Allotment Option | ADS
Common stock shares issuable	768,350